Cash and cash equivalents (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash balances and deposits	€ 354.3	€ 369.4
Restricted cash	0.4	0.3
Cash and cash equivalents	354.7	369.7
Bank overdraft	0.0	(2.9)
Cash and cash equivalents per Statement of Cash Flows	€ 354.7	€ 366.8